Subsequent Events (Details Narrative) € in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 01, 2022 USD ($)	Mar. 01, 2022 EUR (€)	Jan. 01, 2022 USD ($)	Mar. 21, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Operating Lease, Expense					$ 5,203	$ 1,216
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt			$ 8,900
Debt Instrument, Face Amount			$ 8,500
Operating Lease, Expense	$ 2,691	€ 2,424
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from debt				$ 275